Taxes - Provision by Geographic Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Total continuing operations provision for/(benefit from) income taxes	$ (864)	$ 731	$ 2,619
U.S.
Taxes
Total continuing operations provision for/(benefit from) income taxes	2,004	(408)	1,199
Non-US
Taxes
Total continuing operations provision for/(benefit from) income taxes	$ (2,868)	$ 1,139	$ 1,420